Fair Value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value, liabilities measured on recurring basis

Description:	Level	March 31, 2023	December 31, 2022
Liabilities:
Warrant liability	3	$2,388	$374
Convertible Notes	3	4,054	10,911
Convertible debt and warrant liability, at fair value		$6,442	$11,285

Description:	Level	December 31, 2022
Liabilities:
Warrant liability	3	$374
Convertible Notes	3	$10,911

Schedule of fair value measurements for common stock warrants

	March 31, 2023	December 31, 2022
Exercise price	$15.00	$15.00
Share price	$0.58	$3.25
Volatility	95%	85%
Expected life	4.76	4.84
Risk-free rate	3.62%	4.01%
Dividend yield	-	-

Series B Warrants

March 31, 2023
Exercise price	$1.56
Share price	$0.58
Volatility	95%
Expected life	4.89
Risk-free rate	3.61%
Dividend yield	-

December 31, 2022
Exercise price	$15.00
Share price	$3.25
Volatility	85%
Expected life	4.84
Risk-free rate	4.01%
Dividend yield	-

Schedule of fair value of the convertible notes

	March 31, 2023	December 31, 2022
Risk-free interest rate	4.20%	4.46%
Time to expiration (in years)	1.76	1.84
Expected volatility	95%	85%
Dividend yield	-	-
Stock price	$0.58	$3.25
Face value	$3,654,342	$10,000,000
Fixed conversion rate	$15.00	$15.00
Roll-forward discount rate	23.19%	5.11%

December 31, 2022
Risk-free interest rate	4.46%
Time to expiration (in years)	1.84
Expected volatility	85%
Dividend yield	-
Stock price	$3.25
Face value	$10,000,000
Fixed conversion rate	$15.00
Roll-forward discount rate	5.11%